Income Taxes - Reconciliation of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Federal	$ 13,673	$ 15,967	$ 58,172	$ 51,828	$ 51,677
State	1,993	2,669	8,638	8,158	7,200
Current Income Tax Expense (Benefit)	15,666	18,636	66,810	59,986	58,877
Deferred Income Tax Expense (Benefit)	(1,964)	(3,697)	(12,463)	(6,088)	(14,719)
Income tax expense (benefit)	$ 13,702	$ 14,939	$ 54,347	$ 53,898	$ 44,158